Document and Entity Information	Jun. 10, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Mudrick Capital Acquisition Corp. II
Amendment Flag	false
Entity Central Index Key	0001820727
Document Type	8-K
Document Period End Date	Jun. 10, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39771
Entity Tax Identification Number	85-2320197
Entity Address, Address Line One	527 Madison Avenue
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(646)
Local Phone Number	747-9500
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, and one-half of one Redeemable Warrant
Trading Symbol	MUDSU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MUDS
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class Common Stock At Exercise Price [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	MUDSW
Security Exchange Name	NASDAQ